Summary of principal accounting policies - Sales and marketing expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of principal accounting policies
Entry fees paid to location partners, contractual period	6 years	1 year
Entry fees paid to location partners, weighted average term	2 years	1 year 10 months 24 days	1 year 3 months 18 days
Aggregated commissions to the location partners and network partners and amortization of the entry fees to the location partners	¥ 2,112,774	¥ 1,576,565	¥ 927,596
Advertising expenses	¥ 14,988	¥ 6,752	¥ 11,925